SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 years
- Office equipment, furniture and fittings	3 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Motor vehicles	6 to 10 years
- Warehouse equipment	5 to 8 years
- Land use right	15 to 22 years
- Building	15 to 20 years

Estimated Useful Lives of Finite Lived Intangible Assets
Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

- Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
- IP right	1 to 6 years
- Trademarks	10 years
- Technology	6 years
- Software	3 to 6 years
- Customer relationships	3 to 8 years
- Software platforms	3 years